Advance on Convertible Promissory Notes (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Advance on Convertible Promissory Notes (Textual)
Deposit received on promissory notes	$ 170,000
Number of convertible promissory notes	3
Total convertible promissory notes	$ 314,000
Maturity date of promissory note	Aug. 31, 2012